FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY Investment Company Act file number: 811-6477 "SM&R Investments Inc, Inc." (Exact name of registrant as specified in charter) "2450 South Shore Blvd., Suite 400" "League City, TX 77573" (Address of principal executive offices) (Zip code) Brenda T. Koelemay "Securities Management and Research, Inc." "2450 South shore Blvd., Suite 400" "League City, TX 77573" (Name and address of agent for service) "Registrant's telephone number, including area code: (281) 334-2469" "Date of fiscal year end: December 31, 2004" "Date of reporting period: July 1, 2003 - June 30, 2004" DELL COMPUTER CORPORATION DELL Annual Meeting Date: 07/18/2003 Issuer: 247025 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 DECLASSIFY BOARD Management For No No 03 APPROVE COMPANY NAME CHANGE Management For No No 04 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 109 "6,600" "6,600" 06/27/2003 SM&R GROWTH FUND INC 1856060901 109 "31,700" "31,700" 06/27/2003 TENET HEALTHCARE CORPORATION THC Annual Meeting Date: 07/23/2003 Issuer: 88033G ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 APPROVE CHARTER AMENDMENT Management For No No 03 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 04 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 100 "1,750" "1,750" 06/27/2003 SM&R GROWTH FUND INC 1856060901 100 "22,200" "22,200" 06/27/2003 SM&R INCOME FUND INC 1856061002 100 "11,550" "11,550" 06/27/2003 MCKESSON CORPORATION MCK Annual Meeting Date: 07/30/2003 Issuer: 58155Q ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 03 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 103 "25,300" "25,300" 07/01/2003 VODAFONE GROUP PLC VOD Annual Meeting Date: 07/30/2003 Issuer: 92857W ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 02 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 03 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 04 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 05 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 06 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 07 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 08 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 09 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 10 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 11 PERMIT DIRECTORS TO FIX/APPROVE AUDITOR'S REMUNERATION Management For No No 12 MISCELLANEOUS CORPORATE ACTIONS - GLOBAL Management For No No 13 ALLOT SECURITIES Shareholder For No No 14 ELIMINATE PREEMPTIVE RIGHTS Management For No No 15 MISCELLANEOUS SHAREHOLDER EQUITY - GLOBAL Shareholder For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 100 "26,000" "26,000" 07/21/2003 ELECTRONIC ARTS INC. ERTS Annual Meeting Date: 07/31/2003 Issuer: 285512 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 AMEND OMNIBUS STOCK OPTION PLAN Management For No No 03 AMEND STOCK PURCHASE PLAN Management For No No 04 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 109 "2,400" "2,400" 07/15/2003 "XILINX, INC." XLNX Annual Meeting Date: 08/07/2003 Issuer: 983919 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 101 "3,100" "3,100" 07/15/2003 "ZIMMER HOLDINGS, INC." ZMH Special Meeting Date: 08/21/2003 Issuer: 98956P ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 MISCELLANEOUS CORPORATE ACTIONS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 102 260 260 07/18/2003 SM&R GROWTH FUND INC 1856060901 102 "3,740" "3,740" 07/18/2003 SM&R INCOME FUND INC 1856061002 102 "3,760" "3,760" 07/18/2003 "COMPUTER ASSOCIATES INTERNATIONAL, I" CA Annual Meeting Date: 08/27/2003 Issuer: 204912 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 ADOPT OMNIBUS STOCK OPTION PLAN Management Against Yes No 03 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 109 "7,000" "7,000" 08/06/2003 "MEDTRONIC, INC." MDT Annual Meeting Date: 08/28/2003 Issuer: 585055 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 03 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 04 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 106 "21,400" "21,400" 08/06/2003 "H&R BLOCK, INC." HRB Annual Meeting Date: 09/10/2003 Issuer: 093671 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 AMEND OMNIBUS STOCK OPTION PLAN Management For No No 03 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 105 "2,600" "2,600" 08/19/2003 SM&R GROWTH FUND INC 1856060901 105 "16,400" "16,400" 08/19/2003 H.J. HEINZ COMPANY HNZ Annual Meeting Date: 09/12/2003 Issuer: 423074 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 103 "2,500" "2,500" 08/19/2003 SM&R INCOME FUND INC 1856061002 103 "19,000" "19,000" 08/19/2003 "CONAGRA FOODS, INC." CAG Annual Meeting Date: 09/25/2003 Issuer: 205887 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 03 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 04 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 05 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 102 "5,800" "5,800" 09/03/2003 SM&R GROWTH FUND INC 1856060901 102 "43,800" "43,800" 09/03/2003 SM&R INCOME FUND INC 1856061002 102 "40,000" "40,000" 09/03/2003 GENERAL MOTORS CORPORATION GM Consent Meeting Date: 10/03/2003 Issuer: 370442 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 APPROVE CHARTER AMENDMENT Management For No No 02 APPROVE CHARTER AMENDMENT Management For No No 03 MISCELLANEOUS CORPORATE ACTIONS Management For No No 04 AUTHORIZE SALE OF ASSETS Management For No No 05 ACQUISITION AGREEMENT Management For No No 06 AMEND BYLAW/CHARTER Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 105 "2,800" "2,800" 09/24/2003 SM&R GROWTH FUND INC 1856060901 105 "14,700" "14,700" 09/24/2003 SM&R INCOME FUND INC 1856061002 105 "28,000" "28,000" 09/24/2003 RPM INTERNATIONAL INC. RPM Annual Meeting Date: 10/10/2003 Issuer: 749685 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 103 "38,700" "38,700" 09/24/2003 ORACLE CORPORATION ORCL Annual Meeting Date: 10/13/2003 Issuer: 68389X ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 03 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 04 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 05 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 105 "3,500" "3,500" 10/10/2003 SM&R GROWTH FUND INC 1856060901 105 "65,700" "65,700" 10/10/2003 THE PROCTER & GAMBLE COMPANY PG Annual Meeting Date: 10/14/2003 Issuer: 742718 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 03 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 04 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No 05 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 109 "3,400" "3,400" 10/10/2003 SM&R GROWTH FUND INC 1856060901 109 "20,000" "20,000" 10/10/2003 SM&R INCOME FUND INC 1856061002 109 "19,500" "19,500" 10/10/2003 MOLEX INCORPORATED MOLX Annual Meeting Date: 10/24/2003 Issuer: 608554 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 AMEND OMNIBUS STOCK OPTION PLAN Management Against Yes No 03 TRANSACT OTHER BUSINESS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 101 "2,300" "2,300" 10/10/2003 INTUIT INC. INTU Annual Meeting Date: 10/30/2003 Issuer: 461202 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 AMEND STOCK PURCHASE PLAN Management For No No 03 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 103 "3,100" "3,100" 10/15/2003 SARA LEE CORPORATION SLE Annual Meeting Date: 10/30/2003 Issuer: 803111 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 03 S/H PROPOSAL - REPORT ON CHARITABLE DONATIONS Shareholder Against No No 04 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 103 "6,900" "6,900" 10/15/2003 SM&R INCOME FUND INC 1856061002 103 "47,300" "47,300" 10/15/2003 KLA-TENCOR CORPORATION KLAC Annual Meeting Date: 11/05/2003 Issuer: 482480 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 100 "2,900" "2,900" 10/10/2003 LINEAR TECHNOLOGY CORPORATION LLTC Annual Meeting Date: 11/05/2003 Issuer: 535678 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 106 "3,800" "3,800" 10/15/2003 SYSCO CORPORATION SYY Annual Meeting Date: 11/07/2003 Issuer: 871829 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder For No No 03 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 04 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 107 "14,100" "14,100" 10/24/2003 "AUTOMATIC DATA PROCESSING, INC." ADP Annual Meeting Date: 11/11/2003 Issuer: 053015 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 AMEND EMPLOYEE STOCK OPTION PLAN Management For No No 03 AMEND STOCK PURCHASE PLAN Management For No No 04 ADOPT DIRECTOR STOCK OPTION PLAN Management For No No 05 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 103 "12,700" "12,700" 10/24/2003 "CISCO SYSTEMS, INC." CSCO Annual Meeting Date: 11/11/2003 Issuer: 17275R ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 AMEND STOCK PURCHASE PLAN TO INCREASE SHARES Management For No No 03 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 04 S/H PROPOSAL - BUSINESS/INVESTMENT Shareholder Against No No 05 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 102 "22,000" "22,000" 10/24/2003 SM&R GROWTH FUND INC 1856060901 102 "84,500" "84,500" 10/24/2003 SM&R INCOME FUND INC 1856061002 102 "39,600" "39,600" 10/24/2003 MICROSOFT CORPORATION MSFT Annual Meeting Date: 11/11/2003 Issuer: 594918 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 AMEND OMNIBUS STOCK OPTION PLAN Management For No No 03 AMEND NON-EMPLOYEE DIRECTOR PLAN Management For No No 04 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 104 "22,200" "22,200" 10/24/2003 SM&R GROWTH FUND INC 1856060901 104 "118,000" "118,000" 10/24/2003 SM&R INCOME FUND INC 1856061002 104 "133,000" "133,000" 10/24/2003 "MAXIM INTEGRATED PRODUCTS, INC." MXIM Annual Meeting Date: 11/13/2003 Issuer: 57772K ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 AMEND OMNIBUS STOCK OPTION PLAN Management For No No 03 AMEND OMNIBUS STOCK OPTION PLAN Management For No No 04 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 101 "3,400" "3,400" 10/24/2003 "SUN MICROSYSTEMS, INC." SUNW Annual Meeting Date: 11/13/2003 Issuer: 866810 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 AMEND OMNIBUS STOCK OPTION PLAN Management For No No 03 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 04 S/H PROPOSAL - HUMAN RIGHTS RELATED Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 104 "15,900" "15,900" 10/24/2003 SM&R GROWTH FUND INC 1856060901 104 "48,100" "48,100" 10/24/2003 "MICRON TECHNOLOGY, INC." MU Annual Meeting Date: 11/21/2003 Issuer: 595112 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 AMEND STOCK PURCHASE PLAN Management For No No 03 AMEND STOCK PURCHASE PLAN Management For No No 04 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 103 "6,300" "6,300" 10/24/2003 COUNTRYWIDE FINANCIAL CORPORATION CFC Special Meeting Date: 01/09/2004 Issuer: 222372 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 104 "2,600" "2,600" 12/29/2003 SM&R GROWTH FUND INC 1856060901 104 "22,000" "22,000" 12/29/2003 "JABIL CIRCUIT, INC." JBL Annual Meeting Date: 01/13/2004 Issuer: 466313 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 AMEND OMNIBUS STOCK OPTION PLAN Management For No No 03 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 103 "4,000" "4,000" 12/17/2003 "HEALTH MANAGEMENT ASSOCIATES, INC." HMA Annual Meeting Date: 02/17/2004 Issuer: 421933 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 102 "3,600" "3,600" 01/13/2004 SM&R INCOME FUND INC 1856061002 102 "22,700" "22,700" 01/13/2004 "AGILENT TECHNOLOGIES, INC." A Annual Meeting Date: 03/02/2004 Issuer: 00846U ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 101 "4,800" "4,800" 01/20/2004 THE WALT DISNEY COMPANY DIS Annual Meeting Date: 03/03/2004 Issuer: 254687 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 03 S/H PROPOSAL - HUMAN RIGHTS RELATED Shareholder Against No No 04 S/H PROPOSAL - HUMAN RIGHTS RELATED Shareholder Against No No 05 S/H PROPOSAL - BUSINESS/INVESTMENT Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 106 "10,400" "10,400" 03/03/2004 SM&R GROWTH FUND INC 1856060901 106 "67,000" "67,000" 03/03/2004 SM&R INCOME FUND INC 1856061002 106 "66,900" "66,900" 03/03/2004 "ANALOG DEVICES, INC." ADI Annual Meeting Date: 03/09/2004 Issuer: 032654 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder Against Yes No 03 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 105 "3,900" "3,900" 02/06/2004 BANK OF AMERICA CORPORATION BAC Special Meeting Date: 03/17/2004 Issuer: 060505 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 APPROVE MERGER AGREEMENT Management For No No 02 AMEND STOCK OPTION PLAN Management For No No 03 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder For No No 04 APPROVE MOTION TO ADJOURN MEETING Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 104 "9,400" "9,400" 03/02/2004 SM&R GROWTH FUND INC 1856060901 104 "40,000" "40,000" 03/02/2004 SM&R INCOME FUND INC 1856061002 104 "40,000" "40,000" 03/02/2004 HEWLETT-PACKARD COMPANY HPQ Annual Meeting Date: 03/17/2004 Issuer: 428236 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 03 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 04 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 103 "1,800" "1,800" 02/23/2004 SM&R GROWTH FUND INC 1856060901 103 "37,000" "37,000" 02/23/2004 TRAVELERS PROPERTY CASUALTY CORP. TAPA Special Meeting Date: 03/19/2004 Issuer: 89420G ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 APPROVE MERGER AGREEMENT Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 406 "1,323" "1,323" 02/23/2004 SM&R BALANCED FUND INC 1856061103 109 649 649 02/23/2004 SM&R GROWTH FUND INC 1856060901 406 "6,577" "6,577" 02/23/2004 SM&R GROWTH FUND INC 1856060901 109 "3,201" "3,201" 02/23/2004 SM&R INCOME FUND INC 1856061002 406 "9,089" "9,089" 02/23/2004 SM&R INCOME FUND INC 1856061002 109 "4,424" "4,424" 02/23/2004 "PEOPLESOFT, INC." PSFT Annual Meeting Date: 03/25/2004 Issuer: 712713 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 03 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 106 "5,900" "5,900" 03/23/2004 FEDERAL HOME LOAN MORTGAGE CORPORATI FRE Annual Meeting Date: 03/31/2004 Issuer: 313400 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 301 "3,900" "3,900" 03/30/2004 SM&R GROWTH FUND INC 1856060901 301 "20,200" "20,200" 03/30/2004 SM&R INCOME FUND INC 1856061002 301 "20,000" "20,000" 03/30/2004 "BECKMAN COULTER, INC." BEC Annual Meeting Date: 04/01/2004 Issuer: 075811 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 ADOPT INCENTIVE STOCK OPTION PLAN Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 109 "2,400" "2,400" 03/15/2004 SM&R GROWTH FUND INC 1856060901 109 "22,500" "22,500" 03/15/2004 SM&R INCOME FUND INC 1856061002 109 "22,800" "22,800" 03/15/2004 CATERPILLAR INC. CAT Annual Meeting Date: 04/14/2004 Issuer: 149123 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 AMEND STOCK OPTION PLAN Management For No No 03 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 04 S/H PROPOSAL - RESCIND OR ALLOW SHAREHOLDER TO Shareholder For Yes No RATIFY POISON PILL 05 S/H PROPOSAL - SPIN-OFF/SELL COMPANY ASSETS Shareholder Against No No 06 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 101 "2,300" "2,300" 03/10/2004 SM&R GROWTH FUND INC 1856060901 101 "15,100" "15,100" 03/10/2004 SM&R INCOME FUND INC 1856061002 101 "15,300" "15,300" 03/10/2004 SCHLUMBERGER LIMITED (SCHLUMBERGER N SLB Annual Meeting Date: 04/14/2004 Issuer: 806857 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 03 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 04 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 108 "4,000" "4,000" 03/15/2004 SM&R GROWTH FUND INC 1856060901 108 "13,100" "13,100" 03/15/2004 SM&R INCOME FUND INC 1856061002 108 "10,000" "10,000" 03/15/2004 BP P.L.C. BP Annual Meeting Date: 04/15/2004 Issuer: 055622 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 07 MISCELLANEOUS CORPORATE GOVERNANCE Management For No No 08 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 09 ARTICLES OF ASSOCIATION Management For No No 10 ALLOT SECURITIES Shareholder For No No 11 ALLOT SECURITIES Shareholder For No No 12 AUTHORIZE DIRECTORS TO REPURCHASE SHARES Management For No No 13 SHARE SCHEME Management For No No 14 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 15 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 16 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 17 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 104 "5,092" "5,092" 03/31/2004 SM&R GROWTH FUND INC 1856060901 104 "27,400" "27,400" 03/31/2004 SM&R INCOME FUND INC 1856061002 104 "23,610" "23,610" 03/31/2004 TEXAS INSTRUMENTS INCORPORATED TXN Annual Meeting Date: 04/15/2004 Issuer: 882508 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 03 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 104 "4,600" "4,600" 03/15/2004 SM&R GROWTH FUND INC 1856060901 104 "46,400" "46,400" 03/15/2004 SM&R INCOME FUND INC 1856061002 104 "19,200" "19,200" 03/15/2004 "GENENTECH, INC." DNA Consent Meeting Date: 04/16/2004 Issuer: 368710 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 APPROVE CHARTER AMENDMENT Management For No No 02 ELECTION OF DIRECTORS Management Yes No 2B1 CHANGE STOCK EXCHANGE LISTING Management For No 2B2 CHANGE STOCK EXCHANGE LISTING Management For No 2B3 CHANGE STOCK EXCHANGE LISTING Management Against No 03 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder Against Yes No 04 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 05 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 406 "14,000" "14,000" 03/23/2004 CITIGROUP INC. C Annual Meeting Date: 04/20/2004 Issuer: 172967 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 04 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 06 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 101 "14,500" "14,500" 03/18/2004 SM&R GROWTH FUND INC 1856060901 101 "74,100" "74,100" 03/18/2004 SM&R INCOME FUND INC 1856061002 101 "68,400" "68,400" 03/18/2004 MORGAN STANLEY MWD Annual Meeting Date: 04/20/2004 Issuer: 617446 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 03 S/H PROPOSAL - REPORT ON EMPLOYEES EARNING OVER Shareholder For Yes No "$100,000" 04 S/H PROPOSAL - PUT GOLDEN PARACHUTE TO SHAREHOLDER Shareholder For Yes No VOTE 05 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 448 "6,100" "6,100" 03/10/2004 SM&R GROWTH FUND INC 1856060901 448 "51,000" "51,000" 03/10/2004 SM&R INCOME FUND INC 1856061002 448 "45,800" "45,800" 03/10/2004 U.S. BANCORP USB Annual Meeting Date: 04/20/2004 Issuer: 902973 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 03 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 04 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No 05 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 304 "14,500" "14,500" 03/15/2004 SM&R GROWTH FUND INC 1856060901 304 "91,285" "91,285" 03/15/2004 SM&R INCOME FUND INC 1856061002 304 "67,500" "67,500" 03/15/2004 WACHOVIA CORPORATION WB Annual Meeting Date: 04/20/2004 Issuer: 929903 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 03 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No 04 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 05 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 102 "3,600" "3,600" 03/23/2004 WHIRLPOOL CORPORATION WHR Annual Meeting Date: 04/20/2004 Issuer: 963320 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 ADOPT INCENTIVE STOCK OPTION PLAN Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R INCOME FUND INC 1856061002 106 "10,000" "10,000" 03/30/2004 THE COCA-COLA COMPANY KO Annual Meeting Date: 04/21/2004 Issuer: 191216 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 03 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For No No 04 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 05 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 06 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 07 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No 08 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 09 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 100 "6,000" "6,000" 04/12/2004 SM&R GROWTH FUND INC 1856060901 100 "34,300" "34,300" 04/12/2004 SM&R INCOME FUND INC 1856061002 100 "35,600" "35,600" 04/12/2004 ALLTEL CORPORATION AT Annual Meeting Date: 04/22/2004 Issuer: 020039 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 03 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 103 "2,000" "2,000" 03/17/2004 SM&R GROWTH FUND INC 1856060901 103 "8,300" "8,300" 03/17/2004 SM&R INCOME FUND INC 1856061002 103 "9,650" "9,650" 03/17/2004 "BROWN & BROWN, INC." BRO Annual Meeting Date: 04/22/2004 Issuer: 115236 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 101 "24,400" "24,400" 03/30/2004 JOHNSON & JOHNSON JNJ Annual Meeting Date: 04/22/2004 Issuer: 478160 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 03 S/H PROPOSAL - ESTABLISH NOMINATING COMMITTEE Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 104 "9,200" "9,200" 03/15/2004 SM&R GROWTH FUND INC 1856060901 104 "38,500" "38,500" 03/15/2004 SM&R INCOME FUND INC 1856061002 104 "39,200" "39,200" 03/15/2004 LOCKHEED MARTIN CORPORATION LMT Annual Meeting Date: 04/22/2004 Issuer: 539830 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 03 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 04 S/H PROPOSAL - RESCIND OR ALLOW SHAREHOLDER TO Shareholder For Yes No RATIFY POISON PILL 05 S/H PROPOSAL - RESTORE PREEMPTIVE RIGHTS Shareholder For Yes No 06 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R INCOME FUND INC 1856061002 109 "22,600" "22,600" 03/22/2004 PFIZER INC. PFE Annual Meeting Date: 04/22/2004 Issuer: 717081 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 03 ADOPT STOCK OPTION PLAN Management For No No 04 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No 05 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 06 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 07 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder Against No No 08 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 09 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder Against No No 10 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 103 "21,555" "21,555" 03/17/2004 SM&R GROWTH FUND INC 1856060901 103 "88,040" "88,040" 03/17/2004 SM&R INCOME FUND INC 1856061002 103 "130,480" "130,480" 03/17/2004 SENSIENT TECHNOLOGIES CORPORATION SXT Annual Meeting Date: 04/22/2004 Issuer: 81725T ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 AMEND NON-EMPLOYEE DIRECTOR PLAN Management For No No 03 STOCK PERFORMANCE PLANS Management For No No 04 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 100 "7,400" "7,400" 03/24/2004 SM&R GROWTH FUND INC 1856060901 100 "25,000" "25,000" 03/24/2004 SM&R INCOME FUND INC 1856061002 100 "21,500" "21,500" 03/24/2004 WYETH WYE Annual Meeting Date: 04/22/2004 Issuer: 983024 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 03 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No 04 S/H PROPOSAL - ANIMAL RIGHTS Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 100 "3,100" "3,100" 03/24/2004 SM&R GROWTH FUND INC 1856060901 100 "10,400" "10,400" 03/24/2004 SM&R INCOME FUND INC 1856061002 100 "38,600" "38,600" 03/24/2004 ABBOTT LABORATORIES ABT Annual Meeting Date: 04/23/2004 Issuer: 002824 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 03 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No 04 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 05 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 06 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 100 "4,200" "4,200" 03/18/2004 "DOMINION RESOURCES, INC." D Annual Meeting Date: 04/23/2004 Issuer: 25746U ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 S/H PROPOSAL - REINCORPORATE OUT OF DELAWARE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 109 "3,800" 0 THE STANLEY WORKS SWK Annual Meeting Date: 04/23/2004 Issuer: 854616 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 S/H PROPOSAL - REPORT ON EMPLOYEES EARNING OVER Shareholder No "$100,000" Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 109 "3,400" 0 SM&R GROWTH FUND INC 1856060901 109 "19,600" 0 SM&R INCOME FUND INC 1856061002 109 "17,900" 0 WEINGARTEN REALTY INVESTORS WRI Annual Meeting Date: 04/23/2004 Issuer: 948741 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 03 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R INCOME FUND INC 1856061002 103 "30,900" "30,900" 03/24/2004 "HARLEY-DAVIDSON, INC." HDI Annual Meeting Date: 04/24/2004 Issuer: 412822 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 AMEND OMNIBUS STOCK OPTION PLAN Management No 03 ADOPT INCENTIVE STOCK OPTION PLAN Management No 04 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 108 "3,700" 0 AMERICAN EXPRESS COMPANY AXP Annual Meeting Date: 04/26/2004 Issuer: 025816 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 03 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder Against No No 04 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 109 "3,600" "3,600" 03/26/2004 BELLSOUTH CORPORATION BLS Annual Meeting Date: 04/26/2004 Issuer: 079860 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 03 DECLASSIFY BOARD Management For No No 04 ADOPT INCENTIVE STOCK OPTION PLAN Management For No No 05 S/H PROPOSAL - LIMIT COMPENSATION Shareholder Against No No 06 S/H PROPOSAL - LIMIT COMPENSATION Shareholder Against No No 07 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 102 "32,500" "32,500" 04/01/2004 HONEYWELL INTERNATIONAL INC. HON Annual Meeting Date: 04/26/2004 Issuer: 438516 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 04 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder No 05 S/H PROPOSAL - PUT GOLDEN PARACHUTE TO SHAREHOLDER Shareholder No VOTE 06 S/H PROPOSAL - ELIMINATE PREEMPTIVE RIGHTS Shareholder No 07 S/H PROPOSAL - ADOPT CUMULATIVE VOTING Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 106 "5,900" 0 SM&R GROWTH FUND INC 1856060901 106 "47,700" 0 AMEREN CORPORATION AEE Annual Meeting Date: 04/27/2004 Issuer: 023608 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 03 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 102 "3,000" "3,000" 04/01/2004 SM&R INCOME FUND INC 1856061002 102 "15,200" "15,200" 04/01/2004 BANTA CORPORATION BN Annual Meeting Date: 04/27/2004 Issuer: 066821 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 109 "5,200" 0 SM&R INCOME FUND INC 1856061002 109 "25,000" 0 EXELON CORPORATION EXC Annual Meeting Date: 04/27/2004 Issuer: 30161N ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 03 ADOPT INCENTIVE STOCK OPTION PLAN Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 101 700 700 04/01/2004 SM&R GROWTH FUND INC 1856060901 101 "9,100" "9,100" 04/01/2004 SM&R INCOME FUND INC 1856061002 101 "4,700" "4,700" 04/01/2004 FAIRMONT HOTELS & RESORTS INC. FHR Special Meeting Date: 04/27/2004 Issuer: 305204 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 03 RATIFY SHAREHOLDER RIGHTS PLAN Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 109 "8,950" "8,950" 04/06/2004 INTERNATIONAL BUSINESS MACHINES CORP IBM Annual Meeting Date: 04/27/2004 Issuer: 459200 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 03 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 04 AMEND LONG TERM INCENTIVE PLAN Management For No No 05 S/H PROPOSAL - ADOPT CUMULATIVE VOTING Shareholder Against No No 06 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No 07 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No 08 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder For Yes No 09 S/H PROPOSAL - INCREASE DISCLOSURE OF EXECUTIVE Shareholder For Yes No COMPENSATION 10 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 11 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 12 S/H PROPOSAL - INCREASE DISCLOSURE OF EXECUTIVE Shareholder For Yes No COMPENSATION Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 101 "3,800" "3,800" 03/15/2004 SM&R GROWTH FUND INC 1856060901 101 "18,400" "18,400" 03/15/2004 SM&R INCOME FUND INC 1856061002 101 "11,100" "11,100" 03/15/2004 "MERCK & CO., INC." MRK Annual Meeting Date: 04/27/2004 Issuer: 589331 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 03 DECLASSIFY BOARD Management For No No 04 S/H PROPOSAL - LIMIT COMPENSATION Shareholder Against No No 05 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No 06 S/H PROPOSAL - REQUIRE SHAREHOLDER APPROVAL OF Shareholder Against No No BUSINESS COMBINATION 07 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder For Yes No 08 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 107 "5,300" "5,300" 03/17/2004 SM&R GROWTH FUND INC 1856060901 107 "26,700" "26,700" 03/17/2004 SM&R INCOME FUND INC 1856061002 107 "25,300" "25,300" 03/17/2004 THE BLACK & DECKER CORPORATION BDK Annual Meeting Date: 04/27/2004 Issuer: 091797 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 03 ADOPT RESTRICTED STOCK AWARD PLAN Management For No No 04 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 100 "6,900" "6,900" 04/01/2004 "THE PNC FINANCIAL SERVICES GROUP, IN" PNC Annual Meeting Date: 04/27/2004 Issuer: 693475 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 105 "6,100" "6,100" 03/30/2004 SM&R GROWTH FUND INC 1856060901 105 "30,000" "30,000" 03/30/2004 SM&R INCOME FUND INC 1856061002 105 "33,400" "33,400" 03/30/2004 WELLS FARGO & COMPANY WFC Annual Meeting Date: 04/27/2004 Issuer: 949746 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 03 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 04 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder For Yes No 05 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 06 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 07 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 101 "7,800" "7,800" 04/07/2004 SM&R GROWTH FUND INC 1856060901 101 "40,000" "40,000" 04/07/2004 SM&R INCOME FUND INC 1856061002 101 "40,500" "40,500" 04/07/2004 "ALLERGAN, INC." AGN Annual Meeting Date: 04/28/2004 Issuer: 018490 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 03 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder For Yes No 04 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 102 "1,700" "1,700" 04/06/2004 SM&R INCOME FUND INC 1856061002 102 "9,500" "9,500" 04/06/2004 "ANHEUSER-BUSCH COMPANIES, INC." BUD Annual Meeting Date: 04/28/2004 Issuer: 035229 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 103 "3,100" "3,100" 03/17/2004 SM&R GROWTH FUND INC 1856060901 103 "19,000" "19,000" 03/17/2004 SM&R INCOME FUND INC 1856061002 103 "18,500" "18,500" 03/17/2004 BRUNSWICK CORPORATION BC Annual Meeting Date: 04/28/2004 Issuer: 117043 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 109 "4,700" "4,700" 04/01/2004 CHEVRONTEXACO CORPORATION CVX Annual Meeting Date: 04/28/2004 Issuer: 166764 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 03 SHAREHOLDER RIGHTS PLAN Management For No No 04 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 05 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 06 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder For Yes No 07 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder Against No No 08 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 09 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 100 "2,600" "2,600" 04/13/2004 SM&R GROWTH FUND INC 1856060901 100 "14,300" "14,300" 04/13/2004 SM&R INCOME FUND INC 1856061002 100 "16,760" "16,760" 04/13/2004 E. I. DU PONT DE NEMOURS AND COMPANY DD Annual Meeting Date: 04/28/2004 Issuer: 263534 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 03 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 04 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 05 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 109 "1,900" "1,900" 04/06/2004 SM&R GROWTH FUND INC 1856060901 109 "11,200" "11,200" 04/06/2004 SM&R INCOME FUND INC 1856061002 109 "11,100" "11,100" 04/06/2004 GENERAL ELECTRIC COMPANY GE Annual Meeting Date: 04/28/2004 Issuer: 369604 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 0A ELECTION OF DIRECTORS Management Yes No 0B RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 0C ADOPT/AMEND EXECUTIVE INCENTIVE BONUS PLAN Management For No No 01 S/H PROPOSAL - ADOPT CUMULATIVE VOTING Shareholder Against No No 02 S/H PROPOSAL - ANIMAL RIGHTS Shareholder Against No No 03 S/H PROPOSAL - OPT OUT OF ANTI-TAKEOVER STATUTE Shareholder Against No No 04 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No 05 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 06 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 07 S/H PROPOSAL - ELIMINATE CUMULATIVE VOTING Shareholder For Yes No 08 S/H PROPOSAL - RESCIND OR ALLOW SHAREHOLDER TO Shareholder For Yes No RATIFY POISON PILL 09 S/H PROPOSAL - LIMIT COMPENSATION Shareholder Against No No 10 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 11 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 12 S/H PROPOSAL - ENHANCE STOCK VALUE VIA MERGER/SALE Shareholder Against No No 13 S/H PROPOSAL - OVERRIDE CSA VOTE RESTRICTIONS Shareholder For Yes No 14 S/H PROPOSAL - REQUIRE MAJORITY OF DIRECTORS Shareholder For Yes No TO BE INDEPENDENT 15 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 103 "21,400" "21,400" 03/15/2004 SM&R GROWTH FUND INC 1856060901 103 "110,200" "110,200" 03/15/2004 SM&R INCOME FUND INC 1856061002 103 "116,250" "116,250" 03/15/2004 PIPER JAFFRAY COMPANIES PJC Annual Meeting Date: 04/28/2004 Issuer: 724078 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 AMEND LONG TERM INCENTIVE PLAN Management No 03 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 100 145 0 SM&R GROWTH FUND INC 1856060901 100 912 0 SM&R INCOME FUND INC 1856061002 100 675 0 VERIZON COMMUNICATIONS INC. VZ Annual Meeting Date: 04/28/2004 Issuer: 92343V ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 S/H PROPOSAL - ADOPT CUMULATIVE VOTING Shareholder No 04 S/H PROPOSAL - LIMIT COMPENSATION Shareholder No 05 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder No 06 S/H PROPOSAL - RESCIND OR ALLOW SHAREHOLDER TO Shareholder No RATIFY POISON PILL 07 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder No 08 STOCK TRANSFER AGREEMENT Management No 09 MISCELLANEOUS COMPENSATION PLANS Management No 10 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder No 11 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 104 "1,480" 0 SM&R GROWTH FUND INC 1856060901 104 "16,400" 0 SM&R INCOME FUND INC 1856061002 104 "15,200" 0 "W.W. GRAINGER, INC." GWW Annual Meeting Date: 04/28/2004 Issuer: 384802 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 104 "2,400" "2,400" 04/01/2004 SM&R GROWTH FUND INC 1856060901 104 "14,700" "14,700" 04/01/2004 SM&R INCOME FUND INC 1856061002 104 "3,900" "3,900" 04/01/2004 "ALTRIA GROUP, INC." MO Annual Meeting Date: 04/29/2004 Issuer: 02209S ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 03 S/H PROPOSAL - TOBACCO Shareholder Against No No 04 S/H PROPOSAL - TOBACCO Shareholder Against No No 05 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 06 S/H PROPOSAL - TOBACCO Shareholder For Yes No 07 S/H PROPOSAL - TOBACCO Shareholder For Yes No 08 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R INCOME FUND INC 1856061002 103 "14,700" "14,700" 04/06/2004 KIMBERLY-CLARK CORPORATION KMB Annual Meeting Date: 04/29/2004 Issuer: 494368 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Withheld Yes No 02 AMEND OMNIBUS STOCK OPTION PLAN Management For No No 03 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 04 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 103 "2,200" "2,200" 04/06/2004 SM&R GROWTH FUND INC 1856060901 103 "14,800" "14,800" 04/06/2004 SM&R INCOME FUND INC 1856061002 103 "13,600" "13,600" 04/06/2004 ALCOA INC. AA Annual Meeting Date: 04/30/2004 Issuer: 013817 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 ADOPT INCENTIVE STOCK OPTION PLAN Management For No No 3A MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 3B S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 101 "3,100" "3,100" 04/13/2004 SBC COMMUNICATIONS INC. SBC Annual Meeting Date: 04/30/2004 Issuer: 78387G ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 03 DECLASSIFY BOARD Management For No No 04 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 05 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder For Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 103 "8,000" "8,000" 04/06/2004 SM&R GROWTH FUND INC 1856060901 103 "43,400" "43,400" 04/06/2004 "MOTOROLA, INC." MOT Annual Meeting Date: 05/03/2004 Issuer: 620076 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 03 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 109 "3,100" 0 SM&R GROWTH FUND INC 1856060901 109 "61,700" 0 THE BOEING COMPANY BA Annual Meeting Date: 05/03/2004 Issuer: 097023 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 SUPERMAJORITY Management For No No 03 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 04 S/H PROPOSAL - MILITARY/WEAPONS Shareholder Against No No 05 S/H PROPOSAL - HUMAN RIGHTS RELATED Shareholder For Yes No 06 S/H PROPOSAL - REPORT ON EMPLOYEES EARNING OVER Shareholder For Yes No "$100,000" 07 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder For Yes No 08 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder For Yes No 09 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 10 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 105 "28,000" "28,000" 04/13/2004 "AMERICAN STANDARD COMPANIES, INC." ASD Annual Meeting Date: 05/04/2004 Issuer: 029712 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder For No No 03 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 106 "1,500" "1,500" 04/12/2004 SM&R GROWTH FUND INC 1856060901 106 "7,800" "7,800" 04/12/2004 SM&R INCOME FUND INC 1856061002 106 "8,200" "8,200" 04/12/2004 BRISTOL-MYERS SQUIBB COMPANY BMY Annual Meeting Date: 05/04/2004 Issuer: 110122 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management Yes No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management Against Yes No 03 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder For Yes No 04 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder Against No No 05 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder For Yes No 06 S/H PROPOSAL - HEALTH ISSUES Shareholder Against No No 07 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 108 "5,800" "5,800" 04/12/2004 SM&R GROWTH FUND INC 1856060901 108 "17,400" "17,400" 04/12/2004 SM&R INCOME FUND INC 1856061002 108 "37,600" "37,600" 04/12/2004 DANAHER CORPORATION DHR Annual Meeting Date: 05/04/2004 Issuer: 235851 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 AMEND STOCK OPTION PLAN Management No 04 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 102 "2,000" 0 SM&R GROWTH FUND INC 1856060901 102 "12,200" 0 SM&R INCOME FUND INC 1856061002 102 "12,500" 0 "PLUM CREEK TIMBER COMPANY, INC." PCL Annual Meeting Date: 05/04/2004 Issuer: 729251 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 AMEND INCENTIVE STOCK OPTION PLAN Management No 03 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 04 S/H PROPOSAL - ADOPT/IMPLEMENT CERES PRINCIPLES Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R INCOME FUND INC 1856061002 108 "41,500" 0 SEMPRA ENERGY SRE Annual Meeting Date: 05/04/2004 Issuer: 816851 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 ADOPT OMNIBUS STOCK OPTION PLAN Management No 03 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 04 S/H PROPOSAL - REPORT ON EMPLOYEES EARNING OVER Shareholder No "$100,000" 05 S/H PROPOSAL - RESCIND OR ALLOW SHAREHOLDER TO Shareholder No RATIFY POISON PILL 06 S/H PROPOSAL - RESTORE PREEMPTIVE RIGHTS Shareholder No 07 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 109 "9,200" 0 USF CORPORATION USFC Annual Meeting Date: 05/04/2004 Issuer: 91729Q ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 101 "5,200" 0 SM&R INCOME FUND INC 1856061002 101 "17,000" 0 EMC CORPORATION EMC Annual Meeting Date: 05/05/2004 Issuer: 268648 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 AMEND STOCK OPTION PLAN TO INCREASE SHARES Management No 03 AMEND STOCK PURCHASE PLAN Management No 04 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 05 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 102 "20,100" 0 SM&R GROWTH FUND INC 1856060901 102 "61,500" 0 "PEPSICO, INC." PEP Annual Meeting Date: 05/05/2004 Issuer: 713448 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 ADOPT INCENTIVE STOCK OPTION PLAN Management No 04 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder No 05 S/H PROPOSAL - HEALTH ISSUES Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 108 "3,000" 0 SM&R GROWTH FUND INC 1856060901 108 "20,000" 0 SM&R INCOME FUND INC 1856061002 108 "18,600" 0 SEALED AIR CORPORATION SEE Annual Meeting Date: 05/05/2004 Issuer: 81211K ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 100 "2,400" 0 SM&R GROWTH FUND INC 1856060901 100 "12,500" 0 SM&R INCOME FUND INC 1856061002 100 "11,100" 0 WISCONSIN ENERGY CORPORATION WEC Annual Meeting Date: 05/05/2004 Issuer: 976657 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 DECLASSIFY BOARD Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 106 "1,600" 0 SM&R GROWTH FUND INC 1856060901 106 "18,400" 0 SM&R INCOME FUND INC 1856061002 106 "9,800" 0 ANADARKO PETROLEUM CORPORATION APC Annual Meeting Date: 05/06/2004 Issuer: 032511 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 AMEND INCENTIVE STOCK OPTION PLAN Management No 03 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 04 S/H PROPOSAL - ENVIRONMENTAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 107 "1,800" 0 SM&R GROWTH FUND INC 1856060901 107 "10,600" 0 SM&R INCOME FUND INC 1856061002 107 "13,600" 0 "PUBLIC STORAGE, INC." PSA Annual Meeting Date: 05/06/2004 Issuer: 74460D ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R INCOME FUND INC 1856061002 109 "30,500" 0 "UNITED PARCEL SERVICE, INC." UPS Annual Meeting Date: 05/06/2004 Issuer: 911312 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 106 "1,600" 0 "HEALTH CARE PROPERTY INVESTORS, INC." HCP Annual Meeting Date: 05/07/2004 Issuer: 421915 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder No 03 DECLASSIFY BOARD Management No 04 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R INCOME FUND INC 1856061002 109 "71,400" 0 "STARWOOD HOTELS & RESORTS WORLDWIDE," HOT Annual Meeting Date: 05/07/2004 Issuer: 85590A ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 ADOPT OMNIBUS STOCK OPTION PLAN Management No 04 DECLASSIFY BOARD Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 203 "7,300" 0 SM&R GROWTH FUND INC 1856060901 203 "41,700" 0 SM&R INCOME FUND INC 1856061002 203 "43,500" 0 "ZIMMER HOLDINGS, INC." ZMH Annual Meeting Date: 05/10/2004 Issuer: 98956P ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 S/H PROPOSAL - RESCIND OR ALLOW SHAREHOLDER TO Shareholder No RATIFY POISON PILL 03 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 102 260 0 SM&R GROWTH FUND INC 1856060901 102 "3,740" 0 SM&R INCOME FUND INC 1856061002 102 "3,760" 0 3M COMPANY MMM Annual Meeting Date: 05/11/2004 Issuer: 88579Y ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder No 04 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 101 "1,900" 0 SM&R GROWTH FUND INC 1856060901 101 "10,400" 0 SM&R INCOME FUND INC 1856061002 101 "10,200" 0 INTERNATIONAL PAPER COMPANY IP Annual Meeting Date: 05/11/2004 Issuer: 460146 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 AMEND LONG TERM INCENTIVE PLAN Management No 04 AMEND LONG TERM INCENTIVE PLAN Management No 05 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 103 "1,200" 0 SM&R GROWTH FUND INC 1856060901 103 "6,900" 0 SM&R INCOME FUND INC 1856061002 103 "7,000" 0 "KINDER MORGAN, INC." KMI Annual Meeting Date: 05/11/2004 Issuer: 49455P ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 ADOPT STOCK OPTION PLAN Management No 04 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 05 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 101 "4,800" 0 NEWELL RUBBERMAID INC. NWL Annual Meeting Date: 05/12/2004 Issuer: 651229 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 106 "3,800" 0 SM&R GROWTH FUND INC 1856060901 106 "19,100" 0 SM&R INCOME FUND INC 1856061002 106 "17,800" 0 AMGEN INC. AMGN Annual Meeting Date: 05/13/2004 Issuer: 031162 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 3A MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 3B S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 100 "2,500" 0 SM&R GROWTH FUND INC 1856060901 100 "17,900" 0 SM&R INCOME FUND INC 1856061002 100 "14,400" 0 FORD MOTOR COMPANY F Annual Meeting Date: 05/13/2004 Issuer: 345370 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 04 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 05 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 06 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 07 S/H PROPOSAL - ENVIRONMENTAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 860 "11,168" 0 SM&R GROWTH FUND INC 1856060901 860 "43,354" 0 SM&R INCOME FUND INC 1856061002 860 "88,074" 0 THE DOW CHEMICAL COMPANY DOW Annual Meeting Date: 05/13/2004 Issuer: 260543 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 APPROVE CHARTER AMENDMENT Management No 04 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 103 "3,100" 0 SM&R GROWTH FUND INC 1856060901 103 "15,500" 0 SM&R INCOME FUND INC 1856061002 103 "20,100" 0 SUNGARD DATA SYSTEMS INC. SDS Annual Meeting Date: 05/14/2004 Issuer: 867363 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 103 400 0 SM&R GROWTH FUND INC 1856060901 103 "7,100" 0 "LIMITED BRANDS, INC." LTD Annual Meeting Date: 05/17/2004 Issuer: 532716 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 AMEND OMNIBUS STOCK OPTION PLAN Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 107 "7,600" 0 SM&R GROWTH FUND INC 1856060901 107 "39,300" 0 SM&R INCOME FUND INC 1856061002 107 "46,900" 0 "WATSON PHARMACEUTICALS, INC." WPI Annual Meeting Date: 05/17/2004 Issuer: 942683 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 103 "4,400" 0 SM&R GROWTH FUND INC 1856060901 103 "14,000" 0 SM&R INCOME FUND INC 1856061002 103 "27,000" 0 CENTERPOINT PROPERTIES TRUST CNT Annual Meeting Date: 05/18/2004 Issuer: 151895 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy A ELECTION OF DIRECTORS Management No B APPROVE AUTHORIZED COMMON STOCK INCREASE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R INCOME FUND INC 1856061002 109 "44,500" 0 "COX COMMUNICATIONS, INC." COX Annual Meeting Date: 05/18/2004 Issuer: 224044 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 ADOPT STOCK PURCHASE PLAN Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 107 "1,700" 0 SM&R INCOME FUND INC 1856061002 107 "9,700" 0 NORTHROP GRUMMAN CORPORATION NOC Annual Meeting Date: 05/18/2004 Issuer: 666807 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 S/H PROPOSAL - MILITARY/WEAPONS Shareholder No 04 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R INCOME FUND INC 1856061002 102 "12,000" 0 THERMO ELECTRON CORPORATION TMO Annual Meeting Date: 05/18/2004 Issuer: 883556 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 102 "3,300" 0 "AMERICAN INTERNATIONAL GROUP, INC." AIG Annual Meeting Date: 05/19/2004 Issuer: 026874 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 ADOPT OMNIBUS STOCK OPTION PLAN Management No 03 ADOPT DIRECTOR STOCK OPTION PLAN Management No 04 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 05 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 06 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 07 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 107 "5,731" 0 SM&R GROWTH FUND INC 1856060901 107 "29,260" 0 SM&R INCOME FUND INC 1856061002 107 "33,100" 0 "AT&T WIRELESS SERVICES, INC." AWE Annual Meeting Date: 05/19/2004 Issuer: 00209A ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 APPROVE MERGER AGREEMENT Management No 02 ELECTION OF DIRECTORS Management No 03 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 04 S/H PROPOSAL - INCREASE DISCLOSURE OF EXECUTIVE Shareholder No COMPENSATION 05 S/H PROPOSAL - LIMIT COMPENSATION Shareholder No 06 S/H PROPOSAL - ALLOW SHAREHOLDERS TO NOMINATE Shareholder No DIRECTORS Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 106 "43,977" 0 INTEL CORPORATION INTC Annual Meeting Date: 05/19/2004 Issuer: 458140 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 ADOPT INCENTIVE STOCK OPTION PLAN Management No 04 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder No 05 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 06 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 100 "21,600" 0 SM&R GROWTH FUND INC 1856060901 100 "91,800" 0 SM&R INCOME FUND INC 1856061002 100 "81,600" 0 TARGET CORPORATION TGT Annual Meeting Date: 05/19/2004 Issuer: 87612E ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 ADOPT OMNIBUS STOCK OPTION PLAN Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 106 "12,600" 0 THE GILLETTE COMPANY G Annual Meeting Date: 05/20/2004 Issuer: 375766 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 ADOPT OMNIBUS STOCK OPTION PLAN Management No 04 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 05 S/H PROPOSAL - RESTORE PREEMPTIVE RIGHTS Shareholder No 06 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 102 "2,400" 0 XEROX CORPORATION XRX Annual Meeting Date: 05/20/2004 Issuer: 984121 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 ADOPT INCENTIVE STOCK OPTION PLAN Management No 04 ADOPT INCENTIVE STOCK OPTION PLAN Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 103 "10,100" 0 "CONSTELLATION ENERGY GROUP, INC." CEG Annual Meeting Date: 05/21/2004 Issuer: 210371 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 100 "5,000" 0 SM&R INCOME FUND INC 1856061002 100 "26,300" 0 "FEDERATED DEPARTMENT STORES, INC." FD Annual Meeting Date: 05/21/2004 Issuer: 31410H ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 AMEND INCENTIVE STOCK OPTION PLAN TO INCREASE Management No SHARES 04 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 101 "5,900" 0 SM&R INCOME FUND INC 1856061002 101 "33,700" 0 TIME WARNER INC. TWX Annual Meeting Date: 05/21/2004 Issuer: 887317 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 04 S/H PROPOSAL - ELIMINATE PREEMPTIVE RIGHTS Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 105 "48,600" 0 SM&R INCOME FUND INC 1856061002 105 "62,100" 0 UNOCAL CORPORATION UCL Annual Meeting Date: 05/24/2004 Issuer: 915289 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 MANAGEMENT INCENTIVE PLAN Management No 04 ADOPT OMNIBUS STOCK OPTION PLAN Management No 05 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 06 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 07 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 08 S/H PROPOSAL - ENVIRONMENTAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 102 "4,100" 0 SM&R GROWTH FUND INC 1856060901 102 "33,000" 0 BANK ONE CORPORATION ONE Annual Meeting Date: 05/25/2004 Issuer: 06423A ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 APPROVE MERGER AGREEMENT Management No 02 ELECTION OF DIRECTORS Management No 03 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 103 "3,100" 0 ELECTRONIC DATA SYSTEMS CORPORATION EDS Annual Meeting Date: 05/25/2004 Issuer: 285661 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 04 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 05 S/H PROPOSAL - PROXY PROCESS/STATEMENT Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 104 600 0 SM&R GROWTH FUND INC 1856060901 104 "10,900" 0 J.P. MORGAN CHASE & CO. JPM Annual Meeting Date: 05/25/2004 Issuer: 46625H ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 APPROVE MERGER AGREEMENT Management No 02 ELECTION OF DIRECTORS Management No 03 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 04 ADOPT OMNIBUS STOCK OPTION PLAN Management No 05 APPROVE MOTION TO ADJOURN MEETING Management No 06 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 07 S/H PROPOSAL - ESTABLISH NOMINATING COMMITTEE Shareholder No 08 S/H PROPOSAL - REPORT ON CHARITABLE DONATIONS Shareholder No 09 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 10 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 11 S/H PROPOSAL - RESTORE PREEMPTIVE RIGHTS Shareholder No 12 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 13 S/H PROPOSAL - ELIMINATE PREEMPTIVE RIGHTS Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 100 "55,500" 0 SM&R INCOME FUND INC 1856061002 100 "70,850" 0 OMNICOM GROUP INC. OMC Annual Meeting Date: 05/25/2004 Issuer: 681919 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 ADOPT DIRECTOR STOCK OPTION PLAN Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 106 "3,200" 0 BANK OF AMERICA CORPORATION BAC Annual Meeting Date: 05/26/2004 Issuer: 060505 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 04 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 05 S/H PROPOSAL - ESTABLISH NOMINATING COMMITTEE Shareholder No 06 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 07 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 104 "9,400" 0 SM&R GROWTH FUND INC 1856060901 104 "40,000" 0 SM&R INCOME FUND INC 1856061002 104 "40,000" 0 COMCAST CORPORATION CMCSA Annual Meeting Date: 05/26/2004 Issuer: 20030N ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 ADOPT RESTRICTED STOCK AWARD PLAN Management No 04 APPROVE CHARTER AMENDMENT Management No 05 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 06 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder No 07 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 08 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 09 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 101 "26,900" 0 EXXON MOBIL CORPORATION XOM Annual Meeting Date: 05/26/2004 Issuer: 30231G ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 ADOPT OMNIBUS STOCK OPTION PLAN Management No 04 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder No 05 S/H PROPOSAL - POLITICAL/GOVERNMENT Shareholder No 06 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No 07 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 08 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 09 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 10 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 11 S/H PROPOSAL - ENVIRONMENTAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 102 "6,500" 0 SM&R INCOME FUND INC 1856061002 102 "80,000" 0 "KROLL, INC." KROL Annual Meeting Date: 05/26/2004 Issuer: 501049 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 ADOPT INCENTIVE STOCK OPTION PLAN Management No 03 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 100 "4,600" 0 SM&R GROWTH FUND INC 1856060901 100 "28,100" 0 SM&R INCOME FUND INC 1856061002 100 "7,400" 0 SUPERVALU INC. SVU Annual Meeting Date: 05/26/2004 Issuer: 868536 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 103 "27,800" 0 THE SOUTHERN COMPANY SO Annual Meeting Date: 05/26/2004 Issuer: 842587 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 ADOPT NON-EMPLOYEE DIRECTOR PLAN Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 107 "1,600" 0 SM&R GROWTH FUND INC 1856060901 107 "19,200" 0 SM&R INCOME FUND INC 1856061002 107 "10,000" 0 "NEXTEL COMMUNICATIONS, INC." NXTL Annual Meeting Date: 05/27/2004 Issuer: 65332V ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 AMEND STOCK PURCHASE PLAN Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 103 "9,000" 0 "THE HOME DEPOT, INC." HD Annual Meeting Date: 05/27/2004 Issuer: 437076 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 04 S/H PROPOSAL - RESCIND OR ALLOW SHAREHOLDER TO Shareholder No RATIFY POISON PILL 05 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 06 S/H PROPOSAL - HUMAN RIGHTS RELATED Shareholder No 07 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 08 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 102 "6,200" 0 SM&R GROWTH FUND INC 1856060901 102 "25,900" 0 "LOWE'S COMPANIES, INC." LOW Annual Meeting Date: 05/28/2004 Issuer: 548661 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 107 "2,900" 0 SM&R INCOME FUND INC 1856061002 107 "13,000" 0 GENERAL MOTORS CORPORATION GM Annual Meeting Date: 06/02/2004 Issuer: 370442 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 03 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 04 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder No 05 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 06 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 07 S/H PROPOSAL - ENVIRONMENTAL Shareholder No 08 S/H PROPOSAL - PUT GOLDEN PARACHUTE TO SHAREHOLDER Shareholder No VOTE 09 S/H PROPOSAL - FORM SHAREHOLDER ADVISORY COMMITTEE Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 105 "2,900" 0 SM&R GROWTH FUND INC 1856060901 105 "14,700" 0 SM&R INCOME FUND INC 1856061002 105 "28,000" 0 INGERSOLL-RAND COMPANY LIMITED IR Annual Meeting Date: 06/02/2004 Issuer: G4776G ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management No 02 AMEND INCENTIVE STOCK OPTION PLAN Management No 03 APPROVE CHARTER AMENDMENT Management No 04 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 05 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 06 S/H PROPOSAL - REINCORPORATE IN OTHER STATE Shareholder No 07 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 101 "2,900" 0 SM&R GROWTH FUND INC 1856060901 101 "18,200" 0 SM&R INCOME FUND INC 1856061002 101 "18,900" 0 "CENTERPOINT ENERGY, INC." CNP Annual Meeting Date: 06/03/2004 Issuer: 15189T ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 1 2 ELECTION OF DIRECTORS Management No 03 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management No 04 S/H PROPOSAL - REINCORPORATE OUT OF DELAWARE Shareholder No 05 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder No 06 TRANSACT OTHER BUSINESS Management No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 107 "5,500" 0 SM&R INCOME FUND INC 1856061002 107 "25,600" 0 "WAL-MART STORES, INC." WMT Annual Meeting Date: 06/04/2004 Issuer: 931142 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 03 ADOPT OMNIBUS STOCK OPTION PLAN Management For No No 04 ADOPT STOCK PURCHASE PLAN Management For No No 05 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 06 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder Against No No 07 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 08 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No 09 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 10 MISCELLANEOUS SHAREHOLDER PROPOSAL Shareholder Against No No 11 S/H PROPOSAL - CORPORATE GOVERNANCE Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 103 "9,300" "9,300" 06/04/2004 SM&R GROWTH FUND INC 1856060901 103 "60,000" "60,000" 06/04/2004 SM&R INCOME FUND INC 1856061002 103 "56,300" "56,300" 06/04/2004 "PRUDENTIAL FINANCIAL, INC." PRU Annual Meeting Date: 06/08/2004 Issuer: 744320 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No 03 S/H PROPOSAL - ESTABLISH NOMINATING COMMITTEE Shareholder Against No No 04 S/H PROPOSAL - BOARD OF DIRECTORS Shareholder Against No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 102 "5,800" "5,800" 06/07/2004 SM&R GROWTH FUND INC 1856060901 102 "49,200" "49,200" 06/07/2004 SM&R INCOME FUND INC 1856061002 102 "34,400" "34,400" 06/07/2004 "CHICO'S FAS, INC." CHS Annual Meeting Date: 06/22/2004 Issuer: 168615 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 01 ELECTION OF DIRECTORS Management For No No 02 APPROVE CHARTER AMENDMENT Management For No No 03 AMEND STOCK PURCHASE PLAN Management For No No 04 RATIFY APPOINTMENT OF INDEPENDENT AUDITORS Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R GROWTH FUND INC 1856060901 102 "18,200" "18,200" 06/18/2004 ROYAL DUTCH PETROLEUM COMPANY RD Annual Meeting Date: 06/28/2004 Issuer: 780257 ISIN: SEDOL: Vote Group: GLOBAL Proposal Proposal Vote Against Contrary to Number Proposal Type Cast Mgmt. Policy 2A MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 2B DIVIDEND Management For No No 2C MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 2D MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 03 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 04 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 05 MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL Management For No No 06 AUTHORIZE DIRECTORS TO DECREASE SHARE CAPITAL Shareholder For No No 07 AUTHORIZE DIRECTORS TO REPURCHASE SHARES Management For No No Custodian Stock Ballot Voted Vote Account Name Account Class Shares Shares Date SM&R BALANCED FUND INC 1856061103 804 "4,200" "4,200" 06/18/2004 SM&R GROWTH FUND INC 1856060901 804 "32,500" "32,500" 06/18/2004 SM&R INCOME FUND INC 1856061002 804 "34,500" "34,500" 06/18/2004 SIGNATURES "Pursuant to the requirements of the Investment Company Act of 1940, the" registrant has duly caused this report to be signed on its behalf by the "undersigned, thereunto duly authorized." "(Registrant) SM&R Investments, Inc." -------------------------------------------------------------------------- By (Signature and Title) /s/ Brenda T. Koelemay -------------------------------------------------------------------------- "Brenda T. Koelemay, Vice President/Treasurer" Date: 8/26/04 --------------------------------------------------------------------------